UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2007
Cullen High Dividend Equity Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 86.7%
Beverages - 3.2%
Diageo PLC - ADR (b)	165,000	14,475,450
Capital Markets - 2.5%
Allied Capital Corp.	380,650	11,187,304
Chemicals - 6.1%
The Dow Chemical Co.	317,850	13,686,621
PPG Industries, Inc.	180,000	13,599,000
		27,285,621
Commercial Banks - 4.2%
Bank of America Corp.	269,900	13,567,873
Lloyds TSB Group PLC - ADR (b)	117,515	5,224,717
		18,792,590
Construction Materials - 1.4%
Cemex SA de CV - ADR (a)(b)	208,413	6,235,717
Distributors - 2.9%
Genuine Parts Co.	257,700	12,885,000
Diversified Financial Services - 5.8%
ING Groep NV - ADR (b)	258,000	11,431,980
J.P. Morgan Chase & Co.	317,650	14,554,723
		25,986,703
Diversified Telecommunication Services - 7.0%
AT&T, Inc.	355,000	15,020,050
Verizon Communications, Inc.	372,950	16,514,226
		31,534,276
Electric Services - 3.2%
Enel SpA - ADR (b)	251,000	14,148,870
Electric Utilities - 3.0%
Cia Energetica de Minas Gerais - ADR (b)	623,610	13,301,601
Food Products - 9.7%
HJ Heinz Co.	291,350	13,460,370
Kraft Foods, Inc.	416,132	14,360,715
Unilever NV - ADR (b)	500,000	15,425,000
		43,246,085
Household Products - 3.1%
Kimberly-Clark Corp.	200,950	14,118,747
Industrial Conglomerates - 3.6%
General Electric Co.	392,700	16,257,780
Oil & Gas - 8.0%
ChevronTexaco Corp.	182,000	17,031,560
PetroChina Co., Ltd. - ADR (b)	101,150	18,723,877
		35,755,437
Paper & Forest Products - 1.3%
Weyerhaeuser Co.	83,250	6,018,975
Petroleum Refining - 2.6%
BP PLC - ADR (b)	169,600	11,761,760
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	566,700	16,332,294
GlaxoSmithKline PLC - ADR (b)	50,000	2,660,000
Pfizer, Inc.	305,500	7,463,365
		26,455,659

Real Estate - 6.6%
HCP, Inc.	450,000	$14,926,500
Health Care REIT, Inc.	335,000	14,820,400
		29,746,900
Sanitary Paper Products - 0.1%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	605,156
Tobacco - 2.4%
Altria Group, Inc.	151,400	10,526,842
Wireless Telecommunication Services - 4.1%
Vodafone Group PLC - ADR (b)	503,400	18,273,420
TOTAL COMMON STOCKS (Cost $331,648,260)		$388,599,893
PREFERRED STOCKS - 2.7%
Ford Motor Co. Capital Trust II	323,800	12,223,450
TOTAL PREFERRED STOCKS (Cost $12,115,181)		$12,223,450

SHORT TERM INVESTMENTS - 7.4%
U.S. Treasuries - 6.3%
U.S. Treasury Bill, 4.2800%, due 10/04/2007	$10,327,000	$10,323,823
U.S. Treasury Bill, 4.0000%, due 10/11/2007	9,202,000	9,194,454
U.S. Treasury Bill, 3.9300%, due 10/18/2007	8,738,000	8,726,018
Total U.S. Treasuries (Cost $28,244,295)		28,244,295
Variable Rate Demand Notes# - 1.1%
Wisconsin Corporate Central Credit Union, 4.7987%	5,002,207	5,002,207
Total Variable Rate Demand Notes (Cost $5,002,207)		5,002,207
TOTAL SHORT TERM INVESTMENTS (Cost $33,246,502)		$33,246,502
Total Investments (Cost $377,009,943) - 96.8%		$434,069,845
Other Assets in Excess of Liabilities - 3.2%		14,303,666
TOTAL NET ASSETS - 100.0%		$448,373,511

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2007.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 377,031,459
	Gross unrealized appreciation	59,576,452
	Gross unrealized depreciation	(2,538,066)
	Net unrealized appreciation	$ 57,038,386

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007
Cullen International High Dividend Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Australia - 4.5%
Australia & New Zealand Banking Group Ltd. - ADR	5,500	$722,781
Equigold NL	32,400	74,751
St. George Bank Ltd.	29,350	921,688
		1,719,220
Brazil - 8.5%
Cia Energetica de Minas Gerais - ADR	37,000	789,210
Cia Siderurgica Nacional SA - ADR	10,650	751,038
CPFL Energia SA - ADR	500	29,115
Petroleo Brasileiro SA - ADR	10,250	773,875
Sadia SA - ADR	5,950	331,415
Uniao de Bancos Brasileiros SA - ADR	4,400	578,820
		3,253,473
Canada - 6.6%
Calloway Real Estate Investment Trust	20,750	517,159
Canadian Oil Sands Trust (a)	1,250	41,472
Enerplus Resources Fund	9,000	424,800
Primaris Real Estate Investment Trust	31,950	594,897
Riocan Real Estate Investment Trust (a)	17,400	432,390
Vermilion Energy Trust	13,900	508,681
		2,519,399
China - 4.1%
Aluminum Corp. of China Ltd. - ADR	4,550	318,636
Guangshen Railway Ltd. - ADR (a)	200	8,726
PetroChina Co., Ltd. - ADR	4,450	823,740
Road King Infrastructure Ltd.	190,000	400,831
		1,551,933
Finland - 4.4%
Nokia OYJ - ADR	43,800	1,661,334
France - 1.6%
France Telecom - ADR	18,150	606,936
Germany - 4.7%
Deutsche Lufthansa AG	28,750	826,887
RWE AG	3,930	494,269
Siemens AG - ADR	3,350	459,788
		1,780,944
Greece - 0.8%
Tsakos Energy Navigation Ltd.	4,450	313,324

Hong Kong - 0.7%
Hopewell Holdings	55,000	262,483
Indonesia - 0.4%
PT International Nickel Indonesia Tbk	20,000	138,874
Italy - 2.7%
ENI SpA - ADR	12,100	892,496
Unicredito Italiano SpA	15,000	128,335
		1,020,831
Japan - 2.6%
Nintendo Co. Ltd.	1,900	989,161
Malaysia - 5.7%
Berjaya Sports Toto Berhad	430,000	630,961
British American Tobacco Malaysia Berhad	22,800	276,009
Ioi Properties Berhad	90,700	338,045
		1,245,015

Netherlands - 10.8%
ABN AMRO Holding NV - ADR	14,200	745,500
Corio NV	4,100	350,197
Eurocommercial Properties NV	11,900	661,780
ING Groep NV - ADR	30,350	1,344,809
Unilever NV - ADR	32,800	1,011,880
		4,114,166
Norway - 1.3%
Telenor ASA	25,200	504,818
Philippines - 1.4%
Philippine Long Distance Telephone - ADR	8,400	540,456
Russian Federation - 0.0%
LUKOIL - ADR	100	8,330
Singapore - 13.4%
Ascendas Real Estate Investment Trust	153,000	281,178
Parkway Holdings	53,000	151,276
Petra Foods Ltd.	174,000	188,583
Raffles Medical Group Ltd.	794,900	808,010
Rotary Engineering	660,000	635,342
Singapore Technologies Engineering Ltd.	300,000	787,614
Singapore Telecommunications Ltd.	30,000	81,185
Singapore Telecommunications Ltd. - ADR	24,750	670,247
Tat Hong Holdings Ltd.	484,000	785,217
United Overseas Bank Ltd.	8,000	119,017
United Overseas Bank Ltd. - ADR	19,950	594,017
		5,101,686
South Africa - 2.6%
African Bank Investments Ltd.	31,500	143,159
Barloworld Ltd. - ADR	1,000	19,025
Barloworld Ltd.	9,250	174,009
Pretoria Portland Cement Co.	60,180	417,544
Tongaat-Hulett Ltd.	15,865	235,904
		989,641
South Korea - 3.3%
KT&G Corp.	12,945	1,011,328
Samsung Electronics Co. Ltd.	495	230,409
		1,241,737
Sweden - 0.7%
Volvo AB - ADR	14,500	251,575
Switzerland - 2.4%
Nestle SA - ADR	8,350	934,568
Taiwan - 4.0%
Acer, Inc.	183,750	323,751
Lite-On Technology	200,831	313,847
Siliconware Precision Industries Ltd. - ADR	70,127	848,537
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,250	32,890
		1,519,025
Thailand - 0.0%
Rojana Industrial Park Pcl (b)	27,000	13,313
United Kingdom - 7.3%
Anglo American PLC - ADR	3,300	110,385
Barclays PLC - ADR	3,500	170,170
British American Tobacco PLC - ADR	13,150	946,537
Diageo PLC - ADR	13,050	1,144,876
GlaxoSmithKline PLC - ADR	450	23,940

HSBC Holdings PLC - ADR	2,800	259,280
Lloyds TSB Group PLC - ADR	4,394	195,357
Vodafone Group PLC - ADR	24,150	876,645
		3,727,190
TOTAL COMMON STOCKS (Cost $29,975,591)		$36,009,432
Total Investments (Cost $29,975,591) - 94.5%		$36,009,432
Other Assets in Excess of Liabilities - 5.5%		2,102,908
TOTAL NET ASSETS - 100.0%		$38,112,340

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values and/or valuation methodologies are approved by the Board of Trustees. The total fair value of such securities at September 30, 2007 is $13,313, which represents 0.03% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$ 30,174,556
	Gross unrealized appreciation	6,124,436
	Gross unrealized depreciation	(289,560)
	Net unrealized appreciation	$ 5,834,876

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Cullen Funds Trust

By (Signature and Title)            /s/ James P. Cullen
James P. Cullen, President

Date       11/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ James P. Cullen
James P. Cullen, President

Date       11/23/07

By (Signature and Title)*          /s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date       11/23/07